Document and Entity Information	Dec. 30, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001692115
Document Type	8-K
Document Period End Date	Dec. 30, 2022
Entity Registrant Name	SOUTHWEST GAS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37976
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	(702)
Local Phone Number	876-7237
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Southwest Gas Holdings, Inc. Common Stock, $1 par value
Trading Symbol	SWX
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE